SEGMENTS	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure

NOTE 17 – Segments:

Teva has two reportable segments: generic and specialty medicines. The generic medicines segment develops, manufactures, sells and distributes generic or branded generic medicines. This segment includes Teva's over-the-counter ("OTC") business, including PGT, Teva's consumer healthcare joint venture with P&G. Also included in this segment is Teva's API manufacturing businesses. The specialty medicines segment engages in the development, manufacture, sale and distribution of branded specialty medicines, most significantly in the core therapeutic areas of central nervous system medicines and respiratory medicines, as well as other therapeutic areas, such as oncology, women’s health and selected other areas.

Teva's other activities include distribution activities mainly in the United States, Israel and Hungary, sales of medical devices and contract manufacturing services related to divestment of products in connection with the Actavis Generics acquisition and other miscellaneous items.

Following the Actavis Generics and Anda acquisitions in 2016, Teva conducted an analysis of its business segments, resulting in a change to Teva's segment reporting and goodwill assignment.

Teva’s management reassessed its organizational structure and concluded that in order to enhance its managers’ accountability and gain better control over all activities, its reporting segments will be reorganized as follows, commencing in the fourth quarter of 2016:

  The generic medicines segment includes all Teva legacy generics activity, with the addition of:
  All Actavis activities, excluding contract manufacturing services related to divestment of products in connection with the Actavis Generics acquisition; and
  Teva’s OTC business.
  The specialty medicines segment includes all Teva specialty activity without any change.
  Other non-segment activities include other Teva business (excluding the OTC business), with the addition of:
  Contract manufacturing services related to divestment of products in connection with the Actavis Generics acquisition; and
  Anda’s distribution activity.

All the above changes were reflected through retroactive revision of prior period segment information.

Teva's chief executive officer, who is the chief operating decision maker (“CODM”), reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the two identified reportable segments, namely generic and specialty medicines to make decisions about resources to be allocated to the segments and assess their performance.

Segment profit is comprised of gross profit for the segment, less R&D and S&M expenses related to the segment. Segment profit does not include G&A expenses, amortization and certain other items. Beginning in the fourth quarter of 2016, Teva’s OTC business is included in its generic medicines segment. The data presented have been conformed to reflect these changes for all relevant periods.

Teva manages its assets on a total company basis, not by segments, as many of its assets are shared or commingled. Teva's CODM does not regularly review asset information by reportable segment, and therefore Teva does not report asset information by reportable segment.

Any newly appointed chief executive officer may review Teva's strategy and organizational structure. Any changes in strategy may lead to a reevaluation of the Company's segments and goodwill allocation to reporting units as well as fair value attributable to its reporting units. See note 7.

a. Segment information

The following tables present profit by segments and a reconciliation of Teva's segment profit to Teva's consolidated income before income taxes, for the six months ended June 30, 2017 and 2016:

	Generics		Specialty
	Three months ended June 30,		Three months ended June 30,
	2017	2016	2017	2016

	U.S. $ in millions		U.S. $ in millions

Revenues	$3,078	$2,557	$2,065	$2,271
Gross profit	1,316	1,148	1,851	1,978
R&D expenses	200	134	250	235
S&M expenses	425	410	439	478
Segment profit	$691	$604	$1,162	$1,265

	Generics		Specialty
	Six months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016

	U.S. $ in millions		U.S. $ in millions

Revenues	$6,136	$5,015	$4,085	$4,423
Gross profit	2,686	2,271	3,605	3,849
R&D expenses	391	263	505	474
S&M expenses	825	755	900	935
Segment profit	$1,470	$1,253	$2,200	$2,440

	Three months ended		Six months ended
	June 30,		June 30,
	2017	2016	2017	2016

	U.S. $ in millions		U.S. $ in millions

Generic medicines profit	$691	$604	$1,470	$1,253
Specialty medicines profit	1,162	1,265	2,200	2,440
Total segment profit	1,853	1,869	3,670	3,693
Profit of other activities	18	13	44	9
	1,871	1,882	3,714	3,702
Amounts not allocated to segments:
Amortization	411	193	731	382
General and administrative expenses	272	311	508	615
Goodwill impairment	6,100	-	6,100	-
Impairments, restructuring and others	419	712	659	831
Inventory step-up	3	85	67	91
Purchase of research and development in process	26	-	26	10
Costs related to regulatory actions taken in facilities	15	39	49	77
Legal settlements and loss contingencies	324	166	344	141
Other unallocated amounts	41	15	75	29

Consolidated operating income	(5,740)	361	(4,845)	1,526
Financial expenses - net	238	105	445	403
Consolidated income before income taxes	$(5,978)	$256	$(5,290)	$1,123

b. Segment revenues by geographic area:
	Three months ended		Six months ended
	June 30,		June 30,

	2017	2016	2017	2016

	U.S. $ in millions
Generic Medicines
United States	$1,290	$892	$2,671	$1,868
Europe	957	771	1,945	1,561
Rest of the World	831	894	1,520	1,586
Total Generic Medicines	3,078	2,557	6,136	5,015
Specialty Medicines
United States	1,536	1,772	3,028	3,449
Europe	419	414	857	808
Rest of the World	110	85	200	166
Total Specialty Medicines	2,065	2,271	4,085	4,423
Other Revenues
United States	304	3	624	7
Europe	79	54	157	105
Rest of the World	160	153	314	298
Total Other Revenues	543	210	1,095	410
Total Revenues	$5,686	$5,038	$11,316	$9,848

c. Net revenues from specialty medicines:
	Three months ended		Six months ended
	June 30,		June 30,
	2017	2016	2017	2016

	U.S. $ in millions

CNS	$1,158	$1,415	$2,296	$2,738
Copaxone®	1,023	1,141	1,993	2,147
Azilect®	34	108	94	221
Nuvigil®	14	51	31	154
Provigil®	11	16	22	27
Respiratory	322	313	626	679
ProAir®	123	135	244	308
QVAR®	107	116	205	250
Oncology	280	334	550	602
Treanda® and Bendeka®	163	207	320	362
Women's health	115	117	239	227
Other Specialty*	190	92	374	177
Total Specialty Medicines	$2,065	$2,271	$4,085	$4,423

* Includes two payments of $75 million each related to the Ninlaro® transaction in the first and second quarter of 2017.

It is impractical to present revenues by product for our generic medicines segment.

A significant portion of Teva's revenues, and a higher proportion of the profits, come from the manufacture and sale of patent-protected pharmaceuticals. Many of Teva's specialty medicines are covered by several patents that expire at different times. Nevertheless, once patent protection has expired, or has been lost prior to the expiration date as a result of a legal challenge, Teva no longer has patent exclusivity on these products, and subject to regulatory approval, generic pharmaceutical manufacturers are able to produce similar (or purportedly similar) products and sell them for a lower price. The commencement of generic competition, even in the form of non-equivalent products, can result in a substantial decrease in revenues for a particular specialty medicine in a very short time. Any such expiration or loss of intellectual property rights could therefore significantly adversely affect Teva's results of operations and financial condition.

In particular, Teva relies heavily on sales of Copaxone®, its leading specialty medicine. A key element of Teva's business strategy for Copaxone® is maintaining patients on the three-times-a-week 40 mg/mL version introduced in 2014, and protecting its patents for the 40 mg/mL version. Any substantial reduction in the number of patients taking Copaxone®, whether due to increased use of oral medicines or other competing products, including competing 20 mg/mL generic products (with one generic version introduced in the U.S. in 2015 and follow-on products in some European countries) and potential competing 40 mg/mL generic products, would likely have a material adverse effect on Teva's financial results and cash flow.

Copaxone® 40 mg/mL was protected by five U.S. Orange Book patents that expire in 2030. All of the claims of three of those patents were declared to be unpatentable by the U.S. Patent Office in inter partes review (“IPR”) proceedings, and Teva has appealed those decisions. A petition filed for an IPR against a fourth Orange Book patent was withdrawn on May 2, 2017. These four patents have also been challenged in paragraph IV litigation in the United States. A trial was held in the United States District Court for the District of Delaware, and in January 2017 the court held that the asserted claims of these four patents were invalid. Teva has appealed this decision; however, it is possible that certain competitors may receive FDA approval and launch before either appeal is decided. A separate paragraph IV litigation in the United States regarding the fifth Orange Book patent, which was issued in August 2016, has been dismissed with prejudice, but may nonetheless be revived pending the outcomes of appeals. Teva has also filed suit against multiple abbreviated new drug applications (“ANDA”) filers to assert a non-Orange Book process patent in various jurisdictions. Copaxone® 40 mg/mL is also protected by one European patent expiring in 2030. This patent is being challenged in the U.K. and Italy.

Teva's multiple sclerosis franchise includes Copaxone® products and laquinimod (a developmental compound for the treatment of multiple sclerosis). The profitability of the multiple sclerosis franchise is comprised of Copaxone® revenues and cost of goods sold as well as S&M and R&D expenses related to the MS franchise. It does not include G&A expenses, amortization and certain other items. The profit of the multiple sclerosis franchise as a percentage of Copaxone® revenues was 78.6% for the six months ended June 30, 2017, compared to 80.7% for the six months ended June 30, 2016.